27 Benefits offered to team members (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Current service cost	R$ 17,164	R$ 10,931	R$ 7,240
Interest cost	23,579	14,796	13,199
Actuarial losses	15,461	28,936	2,500
Amounts recognized in profit and loss	56,204	54,663	22,939
Health Insurance [member]
Disclosure of defined benefit plans [line items]
Current service cost	4,678	2,698	1,398
Interest cost	17,097	8,663	8,293
Amounts recognized in profit and loss	21,775	11,361	9,691
Benefit Plans [member]
Disclosure of defined benefit plans [line items]
Current service cost	12,486	8,233	5,842
Interest cost	6,482	6,133	4,906
Actuarial losses	15,461	28,936	2,500
Amounts recognized in profit and loss	R$ 34,429	R$ 43,302	R$ 13,248